Item 1. Report to Shareholders

T. ROWE PRICE REAL ESTATE FUND
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Certified Financials

T. ROWE PRICE REAL ESTATE FUND
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Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                     6 Months      Year
                        Ended     Ended
                      6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98

NET ASSET VALUE
Beginning of period   $ 10.62   $ 10.54   $ 10.19   $  8.11   $  8.68   $ 10.69

Investment activities
  Net investment
  income (loss)          0.26*     0.38*     0.42*     0.38*     0.37*     0.38*

  Net realized and
  unrealized gain
  (loss)                 1.11      0.19**    0.46      2.16     (0.49)    (1.97)

  Total from
  investment
  activities             1.37      0.57      0.88      2.54     (0.12)    (1.59)

Distributions
  Net investment
  income                (0.25)    (0.47)    (0.53)    (0.38)    (0.37)    (0.40)

  Tax return of
  capital                   -     (0.02)        -     (0.09)    (0.08)    (0.04)

  Total
  distributions         (0.25)    (0.49)    (0.53)    (0.47)    (0.45)    (0.44)

Redemption fees
added to
paid-in-capital             -         -         -      0.01         -      0.02

NET ASSET VALUE
End of period         $ 11.74   $ 10.62   $ 10.54   $ 10.19   $  8.11   $  8.68
                      ----------------------------------------------------------

Ratios/Supplemental  Data

Total return^           13.02%*   5.38%*    8.87%*   31.92%*  (1.23)%* (14.86)%*

Ratio of total
expenses to
average net assets      1.00%*!   1.00%*    1.00%*    1.00%*    1.00%*    1.00%*

Ratio of net
investment income
(loss) to average
net assets              5.00%*!   4.07%*    4.09%*    4.61%*    4.22%*    4.07%*

Portfolio turnover
rate                     4.8%!     9.8%     37.2%     19.0%     26.9%     56.8%

Net assets,
end of period
(in thousands)        $186,937  $131,736  $68,720   $53,703   $24,725   $27,599

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 12/31/03.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE REAL ESTATE FUND
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Certified Financials (Unaudited)                                  June 30, 2003


STATEMENT OF NET ASSETS                                   Shares          Value
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                                                                   In thousands
COMMON STOCKS  97.0%

REAL ESTATE  97.0%

Apartment/ Residential  17.8%

Archstone-Smith Trust, REIT                              245,000   $    5,880

Avalonbay Communities, REIT                               99,000        4,221

Camden Property Trust, REIT                              153,000        5,347

Equity Residential, REIT                                 230,000        5,969

Essex Property Trust, REIT                                79,000        4,523

Gables Residential Trust, REIT                            80,000        2,419

United Dominion Realty Trust, REIT                       283,000        4,873
                                                                       33,232

Diversified  8.7%

Cousins Properties, REIT                                 132,000        3,683

Rouse, REIT                                               68,000        2,591

Vornado Realty Trust, REIT                               229,000        9,984
                                                                       16,258

Industrial  9.7%

AMB Property, REIT                                       190,000        5,352

Centerpoint Properties, REIT                              33,000        2,021

EastGroup Properties, REIT                               111,000        2,997

ProLogis, REIT                                           283,000        7,726
                                                                       18,096

Lodging & Leisure  4.7%

Hilton                                                   200,000        2,558

Innkeepers USA, REIT                                     145,000          986

LaSalle Hotel Properties, REIT                           158,000        2,335

Starwood Hotels & Resorts Worldwide, REIT                101,000        2,888
                                                                        8,767

Manufactured Housing  3.3%

Manufactured Home Communities, REIT                       85,000        2,984

Sun Communities, REIT                                     83,000        3,262
                                                                        6,246

Office  21.9%

Arden Realty, REIT                                       159,000        4,126

Boston Properties, REIT                                  175,000        7,665

CarrAmerica Realty, REIT                                 227,000        6,313

Equity Office Properties, REIT                           459,000   $   12,398

Mack-Cali Realty, REIT                                    68,000        2,474

Maguire Properties, REIT *                               108,000        2,079

SL Green Realty, REIT                                    171,000        5,966
                                                                       41,021

Office & Industrial  5.5%

Duke Realty, REIT                                        122,000        3,361

Kilroy Realty, REIT                                      152,000        4,180

Reckson Associates Realty, REIT                          135,000        2,816
                                                                       10,357

Other Real Estate  1.0%

Catellus Development *                                    84,000        1,848
                                                                        1,848

Regional Mall  11.7%

CBL & Associates Properties, REIT                        140,000        6,020

General Growth Properties, REIT                          105,000        6,556

Simon Property Group, REIT                               236,000        9,211
                                                                       21,787

Self Storage  1.7%

Public Storage, REIT                                      96,000        3,252
                                                                        3,252

Shopping Center  11.0%

Kimco Realty, REIT                                        66,000        2,502

New Plan Excel Realty, REIT                              140,000        2,989

Pan Pacific Retail Properties, REIT                       98,000        3,856

Regency Centers, REIT                                    150,000        5,247

Weingarten Realty Investors, REIT                        142,000        5,950
                                                                       20,544

Total Real Estate                                                     181,408

Total Common Stocks (Cost  $163,925)                                  181,408

SHORT-TERM INVESTMENTS  2.1%

Money Market Funds  2.1%

T. Rowe Price Reserve Investment Fund, 1.16% #         3,870,453        3,870

Total Short-Term Investments (Cost  $3,870)                             3,870



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                                                                          Value
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                                                                   In thousands

Total Investments in Securities
99.1% of Net Assets (Cost $167,795)                                $  185,278

Other Assets Less Liabilities                                           1,659

NET ASSETS                                                         $  186,937
                                                                   ----------

Net Assets Consist of:

Undistributed net investment income (loss)                         $      118

Undistributed net realized gain (loss)                                 (1,490)

Net unrealized gain (loss)                                             17,483

Paid-in-capital applicable to 15,922,085
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares authorized                          170,826

NET ASSETS                                                         $  186,937
                                                                   ----------

NET ASSET VALUE PER SHARE                                          $    11.74
                                                                   ----------

     #  Seven-day yield
     *  Non-income producing
  REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE REAL ESTATE FUND
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Certified Financials (Unaudited)


STATEMENT OF OPERATIONS
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In thousands

                                                                   6 Months
                                                                      Ended
                                                                    6/30/03
Investment Income (Loss)

Income

  Dividend                                                       $    4,446

  Income distributions from mutual funds                                 53

  Total income                                                        4,499

Expenses

  Investment management                                                 409

  Shareholder servicing                                                 238

  Custody and accounting                                                 45

  Prospectus and shareholder reports                                     25

  Registration                                                           21

  Legal and audit                                                         7

  Directors                                                               3

  Miscellaneous                                                           2

  Total expenses                                                        750

  Expenses paid indirectly                                               (3)

  Net expenses                                                          747

Net investment income (loss)                                          3,752

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                  236

Change in net unrealized gain (loss) on securities                   15,284

Net realized and unrealized gain (loss)                              15,520

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $   19,272
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

 T. ROWE PRICE REAL ESTATE FUND
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Certified Financials (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
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In thousands
                                                      6 Months           Year
                                                        Ended           Ended
                                                      6/30/03        12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                     $    3,752      $    4,206

 Net realized gain (loss)                                 236             846

  Change in net unrealized gain (loss)                 15,284          (2,955)

  Increase (decrease) in net assets from operations    19,272           2,097

Distributions to shareholders

  Net investment income                                (3,634)         (5,077)

  Tax return of capital                                     -            (225)

  Decrease in net assets from distributions            (3,634)         (5,302)

Capital share transactions *

  Shares sold                                          54,749         102,309

  Distributions reinvested                              3,365           4,952

  Shares redeemed                                     (18,587)        (41,122)

  Redemption fees received                                 36              82

  Increase (decrease) in net assets from capital
  share transactions                                   39,563          66,221

Net Assets

Increase (decrease) during period                      55,201          63,016

Beginning of period                                   131,736          68,720

End of period                                      $  186,937      $  131,736
                                                   -----------------------------

*Share information

  Shares sold                                           4,924           9,265

  Distributions reinvested                                298             458

  Shares redeemed                                      (1,700)         (3,844)

  Increase (decrease) in shares outstanding             3,522           5,879

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE REAL ESTATE FUND
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Certified Financials (Unaudited)                                June 30, 2003


NOTES TO FINANCIAL STATEMENTS
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 1997. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $3,000 and $0, respectively, for the six months ended June 30, 2003.

     Redemption Fees
     A 1% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $45,987,000 and $3,447,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $1,701,000 of unused capital loss carryforwards, of which $1,463,000 expire in 2007, and $238,000 expire in 2008.

     At June 30, 2003, the cost of investments for federal income tax purposes was $167,795,000. Net unrealized gain aggregated $17,483,000 at period-end, of which $18,511,000 related to appreciated investments and $1,028,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $84,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2003, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.00%. Thereafter, through December 31, 2005, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.00%. Pursuant to this agreement, $57,000 of management fees were not accrued by the fund for the six months ended June 30, 2003. At June 30, 2003, unaccrued management fees in the amount of $284,000 remain subject to reimbursement by the fund through December 31, 2003, and $179,000 through December 31, 2005.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides sub-accounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $192,000 for the six months ended June 30, 2003, of which $38,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $53,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003